Net fee and commissions expense (Tables)	12 Months Ended
Dec. 31, 2022
Net fee and commissions expense
Schedule of fees and commissions expenses

Skr mn	2022	2021	2020
Fee and commissions earned were related to:
Lending	3	2	1
Total	3	2	1

Commissions incurred were related to:
Custodian- and bank fees	-10	-9	-10
Brokerage	-2	-2	-4
Other commissions incurred	-22	-20	-29
Total	-34	-31	-43
Net fee and commissions expense[1]	-31	-29	-42
1	Skr -29 million (2021: Skr -27 million) includes financial assets and liabilities not measured at fair value through profit or loss.